Description of Business	12 Months Ended
Dec. 31, 2011
Description of Business [Abstract]
Description of Business

1. Description of Business

L-3 Communications Holdings, Inc. derives all of its operating income and cash flows from its wholly-owned subsidiary, L-3 Communications Corporation (L-3 Communications). L-3 Communications Holdings, Inc. (L-3 Holdings and, together with its subsidiaries, referred to herein as L-3 or the Company) is a prime contractor in Command, Control, Communications, Intelligence, Surveillance and Reconnaissance (C3 ISR) systems, aircraft modernization and maintenance, and national security solutions. L-3 is also a leading provider of a broad range of electronic systems used on military and commercial platforms. The Company’s customers include the United States (U.S.) Department of Defense (DoD) and its prime contractors, U.S. Government intelligence agencies, the U.S. Department of Homeland Security (DHS), U.S. Department of State (DoS), allied foreign governments, and domestic and foreign commercial customers.

On July 17, 2012, L-3 completed the spin-off of its subsidiary, Engility Holdings, Inc. (Engility) to L-3’s shareholders. The spin-off was a tax-free distribution to L-3 shareholders for U.S.federal tax purposes, except for cash received in lieu of fractional shares. L-3 shareholders of record on July 16, 2012 (the record date) received one share of Engility common stock for every six shares of L-3 common stock held on the record date. Engility began trading as an independent publicly traded company on the New York Stock Exchange on July 18, 2012.

Engility included the systems engineering and technical assistance (SETA), training and operational support services businesses that were part of L-3’s Government Services segment. L-3 retained the cyber security, intelligence, enterprise information technology (IT) and security solutions businesses that were also part of L-3’s Government Services segment, which was renamed National Security Solutions (NSS). The NSS businesses develop unique solutions to address growing challenges for DoD, U.S. Government intelligence agencies, and global security customers. As a result of the spin-off the assets, liabilities, noncontrolling interests, results of operations and cash flows of the Engility businesses have been reclassified as discontinued operations for all periods presented. See Note 4 for additional information.

The audited consolidated financial statements reflect certain reclassifications between the Electronic Systems and C3 ISR segments due to the realignment of a business unit’s management and organizational structure effective January 1, 2012. See Note 22 for the amount of prior period sales, operating income, and assets reclassified between segments. The audited consolidated financial statements also reflect L-3’s retrospective adoption of a new accounting standard that resulted in the presentation of comprehensive income in two separate, but consecutive statements, effective January 1, 2012. The adoption of this standard only changed how L-3 presents comprehensive income and did not impact L-3’s financial position, results of operations and cash flows. See Note 3 for additional information.

The Company has the following four reportable segments: (1) Electronic Systems, (2) C3ISR, (3) Aircraft Modernization and Maintenance (AM&M), and (4) NSS. Financial information with respect to each of the Company’s segments is included in Note 20. Electronic Systems provides a broad range of products and services, including components, products, subsystems and systems and related services to military and commercial customers in several niche markets across several business areas, including microwave, power & control systems, integrated sensor systems, aviation products, simulation & training, warrior systems, precision engagement, security & detection, space & propulsion, undersea warfare and marine services. C [3]ISR provides products and services for the global ISR market, C3 systems, networked communications systems and secure communications products. The Company believes that these products and services are critical elements for a substantial number of major command, control and communication, intelligence gathering and space systems. These products and services are used to connect a variety of airborne, space, ground and sea-based communication systems and are used in the transmission, processing, recording, monitoring, and dissemination functions of these communication systems. AM&M provides modernization, upgrades and sustainment, maintenance and logistics support services for military and various government aircraft and other platforms. The Company sells these services primarily to the DoD, the Canadian Department of Defense and other allied foreign governments. NSS provides a full range of cyber security, intelligence, enterprise information technology (IT) and security solutions services to the DoD, DoS, U.S. Government intelligence agencies and global security customers.